DEPOSITS DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Schedule Of Deposits
A summary of deposit balances, by type, at December 31, 2016 and 2015 is as follows:

	December 31,
	2016	2015
	(In Thousands)
Noninterest-bearing demand deposits	$201,598	$163,893

Interest-bearing accounts:
Business checking	1,021	612
NOW and money market accounts	457,708	466,288
Savings accounts	34,590	32,848
Certificates of deposit	435,768	394,376
Total interest-bearing accounts	929,087	894,124
Total deposits	$1,130,685	$1,058,017

Schedule Of Time Deposits Maturities
Contractual maturities of certificates of deposit as of December 31, 2016 are summarized below (in thousands).

2017	$209,671
2018	155,062
2019	47,609
2020	20,443
2021	2,295
Thereafter	688
Total certificates of deposit	$435,768

Schedule of Deposit Interest Expense
A summary of interest expense, by account type, for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
NOW and money market accounts	$507	$523	$575
Savings accounts (1) (2)	98	70	79
Certificates of deposit (2)	5,975	5,010	4,740
Total	$6,580	$5,603	$5,394

(1) Includes interest expense on mortgagors' and investors' escrow accounts.
(2) Includes interest expense on brokered deposits.